Regulatory Matters - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Maximum asset value required to be exempted from consolidated capital requirements	$ 1,000,000,000
Common equity tier 1 ratio of risk- weighted assets	12.44%
Tier 1 capital ratio of risk-weighted assets	12.44%	32.57%
Total capital ratio of risk-weighted assets	13.13%	33.82%
Leverage ratio	9.76%	16.99%
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 ratio of risk- weighted assets	4.50%
Tier 1 capital ratio of risk-weighted assets	6.00%
Total capital ratio of risk-weighted assets	8.00%
Leverage ratio	4.00%